Derivatives - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of derivative financial instruments [Line Items]
Current derivative assets	€ 1,643	€ 495
Current derivative liabilities	€ 1,886	949
Description of periods when cash flows affect profit or loss	Aegon hedges its exposure to the variability of future cash flows from the interest rate movements for terms up to 27 years for hedges converting existing floating-rate assets and liabilities to fixed-rate assets.
Deferred gain recognized directly to equity	€ 57	598
Description of periods when cash flows affect profit or loss	The cash flows from these hedging instruments are expected to affect the profit and loss for approximately the next 34 years.
Cash flow hedge discontinued due to divestment		248
Reclassification of loss from equity to investment income	€ 62	113	€ 37
Expected deferred gains or losses to be reclassified from equity into net income during the next 12 months	9
The Netherlands [member]
Disclosure of derivative financial instruments [Line Items]
Cumulative base adjustment on mortgage loans fair value hedge	€ 53	€ 67
Amortized weighted average duration	7 years	13 years
Non-cash changes [member]
Disclosure of derivative financial instruments [Line Items]
Derivatives designated as cash flow hedges	€ 5	€ 3	7
Reclassification of loss from equity to investment income	5	3	7
Cash flow hedges [member]
Disclosure of derivative financial instruments [Line Items]
Derivatives designated as cash flow hedges	2	€ 0	5
Reclassification of loss from equity to investment income	€ 2		€ 5
Interest rate movements [member]
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon hedges its exposure to the variability of future cash flows from interest rate movements for terms up to 25 years.
Currency swap contract [member]
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon also makes use of cross currency swaps to convert variable or fixed foreign currency cash flows into fixed cash flows in local currencies. The cash flows from these hedging instruments are expected to occur over the next 18 years.